4.Property and Equipment:	3 Months Ended
Aug. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and Equipment:

Property and equipment are recorded at cost, net of accumulated depreciation and are comprised of the following:

	August 31	May 31,
	2011	2010
Furniture & Fixtures	$29,902	$27,967
Leasehold improvements	9,540	9,540
	39,442	37,507
Less: accumulated depreciation	(32,446)	(30,561)
	$6,996	$6,946

Depreciation on equipment is provided on a straight line basis over its expected useful lives at the following annual rates

Computer equipment	3 years
Furniture & fixtures	3 years
Leasehold improvements	Term of the lease

Depreciation expense for the quarter ended August 31, 2011 and 2010 was $1,812 and $1,811 respectively.